Subsequent Event (Details) (USD $)	3 Months Ended		0 Months Ended			3 Months Ended	0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	May 31, 2013	Mar. 15, 2012 ABL Facility	Sep. 07, 2012 ABL Facility LIBOR	Sep. 07, 2012 ABL Facility Base rate	May 29, 2013 ABL Facility Amendment 3 item	May 31, 2013 ABL Facility Amendment 3	May 29, 2013 ABL Facility Amendment 3 LIBOR	Sep. 07, 2012 ABL Facility Amendment 3 LIBOR	May 29, 2013 ABL Facility Amendment 3 Base rate	Feb. 28, 2013 ABL Facility Maximum LIBOR	Feb. 28, 2013 ABL Facility Maximum Base rate	May 29, 2013 ABL Facility Maximum Amendment 3	Feb. 28, 2013 ABL Facility Minimum LIBOR	Feb. 28, 2013 ABL Facility Minimum Base rate	Mar. 04, 2013 Secured Notes	May 31, 2013 Secured Notes	Feb. 28, 2013 Secured Notes	May 29, 2013 Subsequent events ABL Facility Amendment 3 item	May 29, 2013 Subsequent events ABL Facility Amendment 3 LIBOR	May 29, 2013 Subsequent events ABL Facility Amendment 3 Base rate	May 29, 2013 Subsequent events ABL Facility Maximum Amendment 3	Mar. 04, 2013 Subsequent events Secured Notes
Subsequent Events
Interest form election period															12 months	12 months	12 months					12 months
Cash Interest Portion (as a percent)															5.00%	4.00%	4.00%					5.00%
PIK Interest Portion or PIK Interest (as a percent)															8.00%	9.00%	9.00%					8.00%
Accrued cash interest															$ 14,900,000							$ 14,900,000
Accrued PIK interest															23,600,000	29,200,000	23,300,000					23,600,000
Maximum borrowing capacity before amendment					170,000,000													170,000,000
Maximum borrowing capacity		170,000,000			145,000,000													145,000,000
Variable interest rate basis			LIBOR	base rate			LIBOR		base Rate										LIBOR	base Rate
Margin added to variable interest rate basis (as a percent)			2.75%	0.75%			5.00%		3.00%	3.50%	1.50%		2.50%	0.50%					5.00%	3.00%
Interest rate, variable interest rate floor removed due to amendment								1.25%											1.25%
Reduction in facility as a result of disposition of collateral and unencumbered assets					1													1
Amount of disposition of collateral and unencumbered assets					1													1
Threshold for reduction in facility as a result of disposition of collateral and unencumbered assets												15,000,000									15,000,000
Number of non-employee directors in special committee					4													4
Fees to effect the third amendment																		300,000
Unamortized deferred debt issuance costs expensed to interest expense	$ 700,000					$ 700,000												$ 700,000